STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 1.2%
Commercial & Professional Services - .6%
Novant Health, Unscd. Bonds	2.64	11/1/2036	5,000,000	5,019,559
Novant Health, Unscd. Bonds	3.17	11/1/2051	3,000,000	3,018,827
University of Southern California, Sr. Unscd. Bonds, Ser. 21A	2.95	10/1/2051	8,000,000	8,029,733
				16,068,119
Health Care - .6%
AHS Hospital, Sr. Unscd. Bonds, Ser. 2021	2.78	7/1/2051	5,000,000	4,764,694
Rady Children's Hospital-San Diego, Scd. Bonds, Ser. 21A	3.15	8/15/2051	5,000,000	5,108,124
West Virginia United Health System Obligated Group, Scd. Bonds, Ser. 2020	3.13	6/1/2050	4,000,000	3,866,990
				13,739,808
Total Bonds and Notes (cost $30,000,000)			29,807,927

Long-Term Municipal Investments - 102.4%
Alabama - 1.6%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2040	5,000,000	6,110,431
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2038	10,000,000	12,277,273
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	10,000,000	13,218,923
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000	6,135,760
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2043	3,500,000	4,318,910
				42,061,297
Arizona - 2.2%
Arizona Health Facilities Authority, Revenue Bonds, Refunding (Phoenix Children's Hospital Obligated Group) Ser. A	5.00	2/1/2042	6,000,000	6,188,778
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)	5.00	7/1/2049	1,000,000	[a] 1,151,842

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Arizona - 2.2% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.50	7/1/2038	1,165,000	[a]	1,349,255
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.63	7/1/2048	2,000,000	[a]	2,302,246
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.75	7/1/2053	3,260,000	[a]	3,764,508
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	[a]	1,900,013
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	[a]	1,523,199
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		2,253,005
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000		1,969,026
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2043	1,750,000		1,790,800
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2049	1,400,000		1,365,169
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2043	1,650,000		1,634,882
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2039	400,000	[a]	462,824
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2049	700,000	[a]	798,121
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000		2,266,009

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Arizona - 2.2% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	3.00	2/1/2045	1,600,000		1,700,403
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)	4.00	12/15/2041	500,000	[a]	549,656
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2036	7,500,000		9,327,691
Pinal County Industrial Development Authority, Revenue Bonds (Green Bond) (WOF SW GGP 1)	7.25	10/1/2033	2,000,000	[a]	2,216,088
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding (Salt River Project Agricultural Project)	5.00	1/1/2029	6,250,000		8,028,074
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding (Salt River Project Agricultural Project)	5.00	1/1/2028	4,500,000		5,648,399
				58,189,988
Arkansas - .5%
Arkansas Development Finance Authority, Revenue Bonds	4.00	6/1/2045	4,500,000		5,157,688
Arkansas Development Finance Authority, Revenue Bonds	4.00	6/1/2039	1,085,000		1,261,235
University of Arkansas, Revenue Bonds	5.00	11/1/2042	5,990,000		7,469,302
				13,888,225
California - 21.6%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2035	1,500,000		1,691,571
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2037	1,000,000		1,117,087
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	2,500,000		2,957,025
Anaheim Public Financing Authority, Revenue Bonds, Refunding (Anaheim Convention Center Expansion Project) Ser. A	5.00	5/1/2046	6,450,000		7,028,660
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2042	5,000,000		5,781,174
California, GO	5.00	4/1/2049	2,500,000		3,172,543

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
California - 21.6% (continued)
California, GO	5.00	4/1/2033	1,205,000		1,564,409
California, GO, Refunding	4.00	10/1/2039	5,000,000		6,025,035
California, GO, Refunding	5.00	12/1/2031	1,200,000		1,658,383
California, GO, Refunding	5.00	12/1/2030	1,700,000		2,301,639
California, GO, Refunding	5.00	9/1/2034	7,000,000		8,554,577
California, GO, Refunding	5.00	4/1/2035	9,000,000		10,127,674
California, GO, Refunding	5.00	9/1/2041	10,000,000		13,135,186
California, GO, Refunding	5.00	9/1/2031	5,500,000		7,462,816
California, GO, Refunding (Construction Bonds)	4.00	10/1/2044	5,000,000		5,949,718
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000		1,403,656
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,000,000		2,234,039
California Community Housing Agency, Revenue Bonds (Creekwood) Ser. A	4.00	2/1/2056	5,000,000	[a]	5,403,192
California Community Housing Agency, Revenue Bonds (Verdant At Green Valley Project)	5.00	8/1/2049	5,000,000	[a]	5,762,156
California Community Housing Agency, Revenue Bonds, Ser. A	4.00	2/1/2056	3,250,000	[a]	3,515,121
California Community Housing Agency, Revenue Bonds, Ser. A	5.00	4/1/2049	3,500,000	[a]	3,999,976
California Community Housing Agency, Revenue Bonds, Ser. A	5.00	8/1/2050	4,000,000	[a]	4,657,573
California Community Housing Agency, Revenue Bonds, Ser. A	5.00	2/1/2050	5,000,000	[a]	5,782,552
California Community Housing Agency, Revenue Bonds, Ser. A1	4.00	2/1/2056	5,000,000	[a]	5,664,546
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,750,000		2,051,034
California Educational Facilities Authority, Revenue Bonds (Green Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000		3,659,536
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2042	2,000,000		2,378,791
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2047	2,500,000		2,956,595

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
California - 21.6% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	1,000,000		1,176,001
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000		5,762,537
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	5/15/2051	5,000,000		5,718,844
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	7/1/2037	2,270,000		2,487,413
California Health Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	11/1/2044	12,000,000		13,905,665
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Holdings)	0.00	1/1/2060	5,000,000	[b]	567,564
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Holdings) Ser. A	5.00	1/1/2055	1,000,000	[a]	1,156,201
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (The J. David Gladstone Institutes Project) Ser. A	5.25	10/1/2021	900,000	[c]	915,039
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2049	2,000,000		2,428,059
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000		3,040,878
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000		673,978
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000		7,158,029
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000		5,999,273

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
California - 21.6% (continued)
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000		6,045,296
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000		2,395,071
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000		8,907,648
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000		3,950,095
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000		2,760,602
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000		3,167,725
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A	5.00	7/1/2040	1,515,000	[a]	1,746,208
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A	5.00	7/1/2052	2,075,000	[a]	2,353,263
California Municipal Finance Authority, Revenue Bonds (Emerson College)	6.00	1/1/2022	6,000,000	[c]	6,197,851
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	4.00	5/15/2046	1,000,000		1,192,152
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2049	1,515,000	[a]	1,628,715
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2057	1,650,000	[a]	1,766,146
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2047	2,250,000		2,730,503
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000		1,409,864

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
California - 21.6% (continued)
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000		816,812
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A	5.00	7/1/2038	1,100,000	[a]	1,275,099
California Municipal Finance Authority, Revenue Bonds (Southwestern Law School)	6.50	11/1/2031	300,000		306,747
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		3,482,142
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,500,000		1,696,025
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	1,000,000		1,196,561
California Pollution Control Financing Authority, Revenue Bonds (Rialto Bioenergy Facility Project)	7.50	12/1/2040	5,000,000	[a]	5,208,868
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,870,000		3,051,315
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. 85	3.13	5/15/2029	1,000,000	[a]	1,010,168
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2036	500,000	[a]	573,701
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2046	500,000	[a]	559,081
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2051	250,000	[a]	278,569
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2056	500,000	[a]	554,049
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2036	2,500,000		3,197,157
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2031	3,500,000		4,583,684

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
California - 21.6% (continued)
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2033	2,295,000		2,957,752
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2032	2,035,000		2,635,516
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2034	1,920,000		2,467,341
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,500,000		4,677,714
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2035	2,415,000		3,097,473
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2030	3,500,000		4,511,047
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2038	1,000,000	[a]	1,200,751
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	2,750,000	[a]	3,244,994
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[a]	701,068
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	870,000	[a]	1,019,826
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)	5.00	6/1/2047	1,500,000	[a]	1,727,608
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[a]	1,191,867
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2038	1,500,000	[a]	1,793,996
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2041	2,500,000	[a]	2,825,268
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	6,500,000	[a]	7,405,492
California Statewide Communities Development Authority, Revenue Bonds, Refunding	5.38	5/15/2038	1,900,000		1,906,235

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
California - 21.6% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000		2,320,466
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,600,000		1,717,196
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000		1,719,196
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000		3,406,626
California University, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2045	500,000		565,156
Capistrano Unified School Community Facilities District No. 90-2, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2032	4,000,000		4,410,074
Chino Valley Unified School District, GO, Ser. B	4.00	8/1/2045	2,610,000		3,104,372
Cloverdale Unified School District, GO, Refunding, Ser. B	4.00	8/1/2049	5,000,000		5,757,478
CSCDA Community Improvement Authority, Revenue Bonds, Ser. A2	4.00	9/1/2056	5,000,000	[a]	5,505,820
Desert Sands Unified School District, GO	5.00	8/1/2040	7,680,000		9,523,752
Foothill Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000		5,647,342
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	2.96	1/15/2046	2,000,000		1,916,365
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D	3.06	1/15/2043	1,000,000		964,397
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000		7,828,432

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
California - 21.6% (continued)
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	3,345,000		3,972,844
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000		1,309,823
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000		3,754,036
Galt Redevelopment Agency, Tax Allocation Bonds	7.38	9/1/2033	2,000,000		2,033,071
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	5,000,000		5,178,141
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2032	5,000,000		6,169,538
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2047	5,000,000		5,178,141
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2033	4,380,000	[b]	3,477,190
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2029	2,080,000	[b]	1,820,642
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000		1,037,443
Long Beach Marina System, Revenue Bonds	5.00	5/15/2045	2,000,000		2,211,704
Long Beach Marina System, Revenue Bonds	5.00	5/15/2040	2,500,000		2,781,621
Los Angeles Airports Department, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2048	10,000,000		12,999,107
Los Angeles Airports Department, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2045	3,000,000		3,912,653
Los Angeles Community College District, GO, Refunding	1.81	8/1/2030	4,000,000		3,983,795
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2034	1,000,000		1,149,203
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2039	1,000,000		1,144,717
Los Angeles Unified School District, GO, Ser. RYQ	4.00	7/1/2044	7,500,000		8,972,598
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2032	2,500,000	[b]	2,015,915

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
California - 21.6% (continued)
Norman Y Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000		10,181,168
Northern California Energy Authority, Revenue Bonds, Ser. A	4.00	7/1/2024	10,000,000		11,033,374
Northern California Gas Authority No. 1, Revenue Bonds, Ser. B, 3 Month LIBOR x .67 +.72%	0.86	7/1/2027	605,000	[d]	608,228
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000		2,042,521
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000		1,149,448
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	2,000,000	[c]	2,203,760
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2044	2,000,000		2,177,446
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2048	5,000,000		5,443,424
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	1,615,000	[b]	1,575,356
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	2,385,000	[b]	2,317,012
San Diego Unified School District, GO, Ser. F	4.00	7/1/2035	2,205,000		2,487,834
San Francisco Airport City & County, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000		8,024,356
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. C	0.00	8/1/2038	2,000,000	[b]	784,063
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. C	0.00	8/1/2043	7,835,000	[b]	2,270,719
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000		5,627,685
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2031	5,330,000	[b]	4,474,962
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2030	3,020,000	[b]	2,600,063

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
California - 21.6% (continued)
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A	5.00	10/1/2042	1,000,000	[a]	1,167,178
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2039	2,000,000		2,545,531
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	4,000,000		4,997,226
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	2,500,000		2,950,448
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	500,000		601,454
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000		608,247
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000		968,544
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000		1,206,622
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2045	1,000,000		1,266,164
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2049	1,000,000		1,260,738
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2039	900,000		1,154,829
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2040	1,000,000		1,280,567
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2037	7,325,000		7,656,359
University of California, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000		6,256,968
University of California, Revenue Bonds, Refunding, Ser. BH	4.00	5/15/2046	5,000,000		6,046,530
University of California, Revenue Bonds, Refunding, Ser. BH	4.00	5/15/2051	15,000,000		18,031,714

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
California - 21.6% (continued)
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2034	3,000,000		3,976,801
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2033	5,000,000		6,650,449
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2035	2,000,000		2,639,431
University of California, Revenue Bonds, Ser. AV	5.00	5/15/2042	2,525,000		3,117,065
				563,263,948
Colorado - 1.4%
Colorado Board Governors University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2043	2,995,000		3,666,869
Colorado Board Governors University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2028	2,005,000	[c]	2,549,474
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Evangelical Lutheran Good Samaritan Society Project) Ser. R	5.00	6/1/2027	2,500,000	[c]	3,105,365
Denver City & County, Revenue Bonds, Ser. A	4.00	8/1/2051	10,000,000		11,934,836
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2048	1,250,000		1,413,994
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.25	12/1/2048	3,500,000		4,326,842
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,000,000	[a]	2,199,680
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,500,000	[a]	2,750,765
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,725,000		1,932,538
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000		1,070,210
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000		1,256,144
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000		1,204,263
				37,410,980
Connecticut - 1.7%
Connecticut, GO, Ser. 2021 A	3.00	1/15/2040	5,000,000		5,475,679
Connecticut, GO, Ser. 2021 A	3.00	1/15/2038	5,000,000		5,512,634
Connecticut, GO, Ser. 2021 A	3.00	1/15/2037	5,000,000		5,538,179

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Connecticut - 1.7% (continued)
Connecticut, Revenue Bonds (Special Tax Obligation) Ser. A	5.00	5/1/2038	2,000,000		2,593,247
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2039	2,695,000		3,276,067
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2040	3,000,000		3,633,369
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2041	2,000,000		2,624,740
Connecticut, Special Tax Bonds, Ser. A	4.00	5/1/2036	1,725,000		2,088,431
Connecticut, Special Tax Bonds, Ser. A	4.00	5/1/2039	1,500,000		1,795,855
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2037	3,500,000		4,552,629
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2034	2,000,000		2,620,911
The Metropolitan District, GO, Ser. A	4.00	7/15/2037	1,125,000		1,343,355
The Metropolitan District, GO, Ser. A	4.00	7/15/2039	500,000		594,342
The Metropolitan District, GO, Ser. A	4.00	7/15/2035	500,000		600,283
The Metropolitan District, GO, Ser. A	4.00	7/15/2036	1,200,000		1,436,870
				43,686,591
Delaware - .2%
Kent County, Revenue Bonds (CHF-Dover University Project) Ser. A	5.00	7/1/2048	1,000,000		1,128,794
Kent County, Revenue Bonds (CHF-Dover University Project) Ser. A	5.00	7/1/2040	750,000		856,262
University of Delaware, Revenue Bonds, Refunding (Liquidity Agreement; TD Bank NA) Ser. C	0.02	11/1/2037	2,500,000	[e]	2,500,000
				4,485,056
District of Columbia - 2.8%
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	1,275,000		1,477,573
District of Columbia, Revenue Bonds (Friendship Public Charter School)	5.00	12/1/2022	3,500,000	[c]	3,748,840
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000		1,439,018
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000		1,533,574
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000		1,389,623
District of Columbia, Revenue Bonds, Refunding	6.00	7/1/2023	1,700,000	[c]	1,904,232
District of Columbia, Revenue Bonds, Refunding	6.00	7/1/2023	1,100,000	[c]	1,232,150
District of Columbia, Revenue Bonds, Refunding	6.00	7/1/2023	1,450,000	[c]	1,624,198

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
District of Columbia - 2.8% (continued)
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000		5,862,586
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2042	4,000,000		4,716,371
District of Columbia, Revenue Bonds, Ser. A	5.00	3/1/2026	10,000,000		12,119,636
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2039	4,000,000		4,833,208
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2038	2,605,000		3,155,692
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2045	5,000,000		5,957,280
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2040	3,000,000		3,618,221
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.) Ser. B	0.00	10/1/2036	6,275,000	[b]	4,613,861
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2053	5,000,000		5,751,597
Washington Metropolitan Area Transit Authority, Revenue Bonds (Green Bond) Ser. A	3.00	7/15/2043	4,250,000		4,627,723
Washington Metropolitan Area Transit Authority, Revenue Bonds (Green Bond) Ser. A	4.00	7/15/2046	3,000,000		3,614,253
				73,219,636
Florida - 4.1%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)	5.00	12/15/2035	1,085,000	[a]	1,207,131
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)	5.00	12/15/2040	1,220,000	[a]	1,345,011
Capital Trust Agency, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. A1	5.00	7/1/2048	750,000		430,988
Capital Trust Agency, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. B	5.00	7/1/2053	250,000		102,050
Collier County Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2045	2,500,000		2,792,117

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Florida - 4.1% (continued)
Florida Development Finance Corp., Revenue Bonds (Green Bond) Ser. B	7.38	1/1/2049	5,000,000	[a]	5,428,685
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000		1,896,446
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000		7,391,614
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)	5.00	6/1/2051	1,250,000		1,433,744
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000		7,939,309
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	4.00	12/1/2050	10,000,000		11,590,777
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (The University of Tampa Project) Ser. A	5.25	4/1/2022	1,100,000	[c]	1,146,829
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project) Ser. A	4.00	8/1/2045	2,220,000		2,594,902
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2030	750,000		797,213
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000		8,379,334
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2041	1,250,000		1,485,459
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	1,625,000		1,936,493
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000		1,791,395
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000		1,052,912
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Nicklaus Children's Hospital Obligated Group)	5.00	8/1/2042	2,000,000		2,422,889

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Florida - 4.1% (continued)
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2042	14,145,000		15,583,051
Miami-Dade County Water & Sewer System, Revenue Bonds	3.00	10/1/2040	1,875,000		2,074,337
Miami-Dade County Water & Sewer System, Revenue Bonds	3.00	10/1/2043	3,000,000		3,288,578
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2046	1,250,000		1,503,012
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2048	1,500,000		1,799,582
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2051	1,000,000		1,195,464
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. B	5.00	4/1/2022	5,000,000	[c]	5,202,486
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	6,500,000		7,493,801
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center & Research Institute Obligated Group) Ser. B	4.00	7/1/2045	3,700,000		4,297,606
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2049	1,800,000	[b]	650,035
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2042	1,000,000	[b]	493,063
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2041	1,000,000	[b]	517,049
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2045	1,850,000	[b]	798,215
				108,061,577
Georgia - 1.3%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	2.26	11/1/2035	8,000,000		7,965,132
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000		7,242,428
George L Smith II Congress Center Authority, Revenue Bonds	4.00	1/1/2054	5,000,000		5,838,515
George L Smith II Congress Center Authority, Revenue Bonds	5.00	1/1/2054	3,000,000	[a]	3,556,213
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,155,000		2,406,355
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000		2,268,332

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Georgia - 1.3% (continued)
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2056	1,000,000		1,204,317
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000		1,809,991
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000		1,726,229
				34,017,512
Hawaii - .4%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Kahala Senior Living Community Obligated Group)	5.13	11/15/2032	2,050,000		2,163,394
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Kahala Senior Living Community Obligated Group)	5.25	11/15/2037	1,000,000		1,054,170
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (The Queen's Health Systems Obligated Group) Ser. A	5.00	7/1/2035	7,000,000		8,117,174
				11,334,738
Idaho - .2%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group) Ser. D	5.00	6/1/2022	3,900,000	[c]	4,089,218
Illinois - 8.2%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000		1,426,532
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000		874,090
Chicago Board of Education, GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000		3,048,135
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000		749,048
Chicago Board of Education, GO, Refunding, Ser. B	6.75	12/1/2030	7,500,000	[a]	9,962,207
Chicago Board of Education, GO, Refunding, Ser. B	7.00	12/1/2042	10,000,000	[a]	13,117,186
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000		1,238,904
Chicago Board of Education, GO, Ser. A	5.00	12/1/2038	2,000,000		2,495,910
Chicago Board of Education, GO, Ser. A	7.00	12/1/2046	5,000,000	[a]	6,523,481

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Illinois - 8.2% (continued)
Chicago Board of Education, GO, Ser. B	6.50	12/1/2046	4,500,000	5,554,701
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000	1,833,473
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000	1,961,328
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000	1,809,360
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2040	5,000,000	5,604,055
Chicago II, GO, Refunding, Ser. 2007E	5.50	1/1/2042	1,750,000	1,957,196
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2042	1,250,000	1,397,997
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2035	5,000,000	5,403,495
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2032	600,000	749,932
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2031	1,300,000	1,632,066
Chicago II, GO, Ser. A	5.50	1/1/2049	4,000,000	4,869,545
Chicago II, GO, Ser. B	7.75	1/1/2042	1,272,000	1,424,055
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000	5,895,869
Chicago O'Hare International Airport, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.50	1/1/2043	4,000,000	4,310,638
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	3,710,000	4,576,085
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,250,000	4,017,243
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,130,000	3,887,551
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000	3,716,711
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000	8,034,403
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	10,425,000	12,044,790
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	15,000,000	17,330,632
Illinois, GO	5.50	5/1/2039	2,500,000	3,209,695

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Illinois - 8.2% (continued)
Illinois, GO	5.50	5/1/2030	2,500,000		3,299,484
Illinois, GO	5.50	7/1/2038	10,000,000		10,829,435
Illinois, GO	5.50	7/1/2033	2,500,000		2,719,615
Illinois, GO, Refunding, Ser. B	5.00	10/1/2025	15,000,000		17,716,144
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000		3,108,535
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000		2,964,056
Illinois, GO, Ser. D	5.00	11/1/2028	5,000,000		6,089,743
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000		3,385,847
Illinois Finance Authority, Revenue Bonds, Refunding (Rehab Institute of Chicago) Ser. A	6.00	7/1/2043	5,000,000		5,426,694
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	5.25	5/15/2047	3,715,000		3,893,246
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	5.50	7/1/2028	1,560,000		1,680,972
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	5.25	5/15/2023	535,000	[c]	586,966
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2040	10,000,000	[b]	6,060,515
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding	4.00	6/15/2050	2,000,000		2,296,759
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	2,000,000		2,452,356
				213,166,680
Indiana - .4%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000		2,969,601
Indiana Finance Authority, Revenue Bonds (United States Steel) Ser. A	6.75	5/1/2039	1,000,000		1,287,495
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.03	12/1/2039	100,000	[e]	100,000
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	0.03	10/1/2040	500,000	[e]	500,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Indiana - .4% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (Stadium Project) Ser. A	5.25	2/1/2035	5,000,000		5,932,397
				10,789,493
Iowa - .0%
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	1,000,000		1,192,394
Kentucky - 1.2%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000		3,725,145
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2027	10,000,000		12,196,845
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. C1	4.00	6/1/2025	10,000,000		11,273,445
Kentucky Public Transportation Infrastructure Authority, Revenue Bonds (Downtown Crossing Project) Ser. A	5.75	7/1/2049	3,000,000		3,312,357
				30,507,792
Louisiana - 1.1%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.50	6/15/2038	3,200,000	[a]	3,664,713
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.63	6/15/2048	4,350,000	[a]	4,930,728
Jefferson Parish Hospital Service District No. 2, Revenue Bonds, Refunding	6.25	7/1/2021	5,000,000	[c]	5,024,634
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children's Medical Center Obligated Group)	4.00	6/1/2050	2,750,000		3,148,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Louisiana - 1.1% (continued)
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children's Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	3.00	6/1/2050	4,000,000		4,238,363
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University)	4.00	4/1/2050	2,000,000		2,292,353
New Orleans Water System, Revenue Bonds, Refunding	5.00	12/1/2024	500,000	[c]	578,851
St. James Parish, Revenue Bonds (NuStar Logistics Project) Ser. 2	6.35	7/1/2040	4,115,000	[a]	5,365,091
				29,243,363
Maine - .5%
Maine Finance Authority, Revenue Bonds (Coastal Resources of Maine Project)	5.25	6/15/2034	1,000,000	[f]	550,000
Maine Finance Authority, Revenue Bonds (Coastal Resources of Maine Project)	5.38	12/15/2033	4,400,000	[a,f]	2,420,000
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (MaineGeneral Health Medical Center Obligated Group)	6.00	7/1/2021	825,000	[c]	828,933
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (MaineGeneral Health Medical Center Obligated Group)	7.00	7/1/2021	4,240,000	[c]	4,263,591
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Bowdoin College)	5.00	7/1/2038	5,000,000		6,105,236
				14,167,760
Maryland - .0%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000		881,666
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000		236,696
				1,118,362
Massachusetts - 3.2%
Commonwealth of Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2040	2,500,000		3,042,952
Commonwealth of Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2041	2,250,000		2,719,964

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Massachusetts - 3.2% (continued)
Commonwealth of Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	5,590,000		5,547,242
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000		829,528
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000		844,495
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000		6,472,369
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	3,000,000		3,563,592
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000		6,513,718
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Obligated Group)	5.13	11/15/2046	1,500,000	[a]	1,665,310
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000		2,329,122
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Berklee College of Music)	5.00	10/1/2039	5,000,000		5,931,087
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Cape Cod Healthcare Obligated Group)	5.25	11/15/2023	4,370,000	[c]	4,900,515
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000		1,204,517
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (International Charter School)	5.00	4/15/2040	1,500,000		1,625,432
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	2,000,000	[a]	2,185,893
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2047	3,000,000	[a]	3,283,093

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Massachusetts - 3.2% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2037	1,000,000	[a]	1,098,206
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000		2,441,910
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	10/1/2045	500,000		586,781
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000		1,667,944
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000		12,007,600
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000		12,639,579
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	50,000		50,198
				83,151,047
Michigan - 2.0%
Detroit, GO	5.00	4/1/2034	1,000,000		1,190,150
Detroit, GO	5.00	4/1/2033	1,150,000		1,371,966
Detroit, GO	5.00	4/1/2035	1,660,000		1,972,726
Detroit, GO	5.00	4/1/2038	1,235,000		1,458,386
Detroit, GO	5.00	4/1/2036	1,200,000		1,423,152
Detroit, GO	5.00	4/1/2029	1,000,000		1,201,249
Detroit, GO	5.00	4/1/2028	900,000		1,092,009
Detroit, GO	5.00	4/1/2030	700,000		838,267
Detroit, GO	5.00	4/1/2032	850,000		1,015,415
Detroit, GO	5.00	4/1/2031	1,000,000		1,195,462
Detroit, GO, Ser. A	5.00	4/1/2050	2,000,000		2,429,129
Detroit, GO, Ser. A	5.00	4/1/2046	1,250,000		1,526,586
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2043	10,000,000		11,242,102
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.38	10/15/2021	3,000,000	[c]	3,058,890
Michigan Building Authority, Revenue Bonds, Refunding, Ser. II	2.71	10/15/2040	5,000,000		4,953,689

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Michigan - 2.0% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Obligated Group)	5.00	8/1/2032	2,000,000	2,271,789
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	4,000,000	4,684,868
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000	1,809,941
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,100,000	2,513,880
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2037	900,000	1,145,513
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2039	850,000	1,076,574
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2035	1,050,000	1,344,454
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2036	325,000	414,861
				51,231,058
Minnesota - .4%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000	4,412,848
Western Minnesota Municipal Power Agency, Revenue Bonds (Red Rock Hydroelectric Project) Ser. A	5.00	1/1/2049	5,390,000	6,627,864
				11,040,712
Mississippi - .1%
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000	1,859,076
Missouri - .1%
Kansas City Industrial Development Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2057	3,000,000	3,441,377

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Nebraska - .9%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	10,000,000		11,379,976
Omaha Public Power District, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	10,000,000		12,375,440
				23,755,416
Nevada - .5%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2040	750,000		893,735
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2038	1,700,000		2,034,735
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	850,000		1,019,890
Henderson, GO, Ser. A1	4.00	6/1/2045	3,000,000		3,584,204
Nevada Department of Business & Industry, Revenue Bonds (Green Bond) (Fulcrum Sierra Biofuels Project)	6.25	12/15/2037	5,000,000	[a]	4,984,544
Nevada Department of Business & Industry, Revenue Bonds (Green Bond) (Fulcrum Sierra Biofuels Project) Ser. B	5.13	12/15/2037	1,500,000	[a]	1,323,315
				13,840,423
New Jersey - 5.1%
New Jersey, GO (COVID-19 Government Bonds) Ser. A	4.00	6/1/2031	2,500,000		3,135,849
New Jersey, GO (COVID-19 Government Bonds) Ser. A	4.00	6/1/2030	3,250,000		4,017,565
New Jersey, GO (COVID-19 Government Bonds) Ser. A	5.00	6/1/2029	5,000,000		6,502,500
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[a]	788,411
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[a]	1,205,065
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.13	1/1/2034	5,325,000		5,942,524
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	5,500,000		6,163,927

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.4% (continued)
New Jersey - 5.1% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2026	2,500,000	2,592,513
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) (Insured; Assured Guaranty Municipal Corp.) Ser. PP	5.00	6/15/2029	13,000,000	14,725,950
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,500,000	2,962,998
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Peter's University Hospital Obligated Group)	6.25	7/1/2035	1,500,000	1,504,917
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2030	1,500,000	1,776,705
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.00	12/15/2039	1,500,000	1,731,367
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000	2,362,491
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2029	15,000,000	17,854,998
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000	3,553,410
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. A	4.00	6/15/2041	3,000,000	3,368,755
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. A	4.00	6/15/2042	3,000,000	3,358,764
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	4.00	6/15/2045	5,000,000	5,742,079
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	4.00	6/15/2050	5,000,000	5,691,803
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.86	1/1/2031	3,500,000	3,386,318
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	2.78	1/1/2040	2,000,000	1,925,572
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2042	4,000,000	4,787,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
New Jersey - 5.1% (continued)
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2051	5,000,000		5,900,772
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000		1,738,391
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000		1,459,473
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,584,948
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	7,000,000		8,698,318
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000		6,092,618
				132,556,941
New York - 14.1%
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A	5.00	12/1/2051	1,450,000	[a]	1,657,914
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A	5.00	12/1/2041	1,200,000	[a]	1,391,522
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2032	500,000	[a]	568,663
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2037	700,000	[a]	789,164
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2047	1,000,000	[a]	1,114,273
Hudson Yards Infrastructure Corp., Revenue Bonds	5.75	2/15/2047	1,895,000		1,902,359
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. C1	5.00	11/15/2050	6,000,000		7,374,273
Metropolitan Transportation Authority, Revenue Bonds, Refunding	4.00	11/15/2045	1,630,000		1,875,784
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	4.75	11/15/2045	10,000,000		12,136,078
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C2	5.18	11/15/2049	10,000,000		12,794,149

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
New York - 14.1% (continued)
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000		5,406,761
New York City, GO (LOC; Bank of America NA) Ser. E2	0.02	8/1/2034	450,000	[e]	450,000
New York City, GO (LOC; Bank of America NA) Ser. L3	0.02	4/1/2036	400,000	[e]	400,000
New York City, GO (LOC; U.S. Bank NA) Ser. L4	0.02	4/1/2038	1,350,000	[e]	1,350,000
New York City, GO, Refunding Ser. D	1.82	8/1/2030	5,000,000		4,907,065
New York City, GO, Refunding, Ser. E	5.00	8/1/2034	1,250,000		1,582,460
New York City, GO, Refunding, Ser. F1	5.00	8/1/2034	2,220,000		2,810,449
New York City, GO, Ser. AA1	4.00	8/1/2038	5,000,000		5,919,047
New York City, GO, Ser. AA1	5.00	8/1/2035	2,500,000		3,198,250
New York City, GO, Ser. B1	5.00	10/1/2043	4,000,000		5,039,250
New York City, GO, Ser. B1	5.00	12/1/2035	2,000,000		2,445,729
New York City, GO, Ser. F1	3.00	3/1/2041	7,800,000		8,453,573
New York City, GO, Ser. F1	4.00	3/1/2047	3,000,000		3,562,402
New York City Industrial Development Agency, Revenue Bonds (LOC; Bank of America NA) Ser. B	0.02	5/1/2033	3,400,000	[e]	3,400,000
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2037	2,250,000		2,450,189
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2040	1,750,000		1,888,949
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2039	2,285,000		2,472,099
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2046	5,000,000		5,317,411

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
New York - 14.1% (continued)
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	3.00	3/1/2036	2,500,000		2,729,205
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	5,000,000		5,848,135
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2045	3,500,000		4,157,878
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2039	5,000,000		6,032,581
New York City Transitional Finance Authority, Revenue Bonds	4.00	8/1/2038	1,250,000		1,467,050
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2042	5,000,000		5,982,548
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2041	5,000,000		5,999,869
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,852,869
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2035	10,000,000		12,802,579
New York City Transitional Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Bank, Ltd.) Ser. D3	0.03	2/1/2044	1,300,000	[e]	1,300,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	4.00	7/15/2037	2,500,000		2,935,898
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	5.00	7/15/2033	3,250,000		4,118,642
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	4.00	8/1/2041	5,000,000		5,830,513
New York City Water & Sewer System, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.02	6/15/2035	4,025,000	[e]	4,025,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. B1	0.02	6/15/2049	300,000	[e]	300,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
New York - 14.1% (continued)
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2051	4,585,000		4,893,471
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.75	11/15/2051	5,000,000		5,118,945
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	3/15/2044	2,000,000		2,066,583
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000		4,057,433
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[a]	5,533,257
New York State Dormitory Authority, Revenue Bonds (Columbia University) Ser. A	5.00	10/1/2048	2,000,000		3,169,674
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	8/1/2043	750,000		867,445
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2042	5,500,000		6,914,876
New York State Dormitory Authority, Revenue Bonds, Refunding (Pace University) Ser. A	5.00	5/1/2038	500,000		530,429
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2028	14,510,000		18,489,649
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2049	10,000,000		11,765,986
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2045	2,500,000		2,955,618
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	3.00	3/15/2048	10,000,000		10,696,174
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	3.00	3/15/2040	5,000,000		5,423,377

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.4% (continued)
New York - 14.1% (continued)
New York Transportation Development Corp., Revenue Bonds	4.00	4/30/2053	1,500,000	1,713,252
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	5,000,000	5,934,789
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	8,000,000	10,286,839
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000	6,321,730
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2036	2,500,000	3,025,682
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000	4,853,010
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2040	3,455,000	4,113,001
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2041	3,600,000	4,276,854
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000	2,350,191
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2035	400,000	513,937
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2037	700,000	894,146
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport) Ser. A	5.25	8/1/2031	1,750,000	2,090,300
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport) Ser. A	5.38	8/1/2036	1,000,000	1,255,558

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
New York - 14.1% (continued)
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,000,000		4,510,156
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	4.00	7/1/2039	750,000		808,486
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2037	3,000,000		3,618,096
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222nd	4.00	7/15/2040	1,620,000		1,937,205
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222nd	4.00	7/15/2039	2,250,000		2,695,774
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222nd	4.00	7/15/2038	2,500,000		3,005,178
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000		2,208,745
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2028	3,250,000		4,140,932
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2027	3,500,000		4,362,186
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2031	5,000,000	[b]	4,069,804
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A1	4.00	5/15/2046	4,000,000		4,792,694
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A1	5.00	5/15/2051	5,000,000		6,464,870
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2028	4,715,000	[b]	4,257,244
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2027	2,000,000	[b]	1,847,193
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	4.00	11/15/2054	1,750,000		2,053,273
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2051	4,000,000		5,148,686

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.4% (continued)
New York - 14.1% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	3,500,000	4,470,995
				369,544,303
North Carolina - .8%
North Carolina, Revenue Bonds, Ser. B	4.00	5/1/2035	3,250,000	4,006,702
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2049	1,500,000	1,888,035
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	5,000,000	6,277,503
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2039	750,000	1,002,193
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2038	755,000	1,011,604
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2041	1,000,000	1,329,731
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2040	750,000	1,000,172
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2035	750,000	1,014,019
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2034	1,000,000	1,354,680
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2037	750,000	1,007,582
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2036	750,000	1,010,880
				20,903,101
North Dakota - .2%
Grand Forks County, Revenue Bonds, Refunding (Green Bond) (Red River Biorefinery)	6.38	12/15/2043	6,000,000	5,603,386
Ohio - 2.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	16,500,000	19,127,429

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Ohio - 2.4% (continued)
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000		2,813,122
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000		1,749,006
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000		1,842,286
Franklin County, Revenue Bonds, Ser. A	4.00	12/1/2049	2,500,000		2,928,042
Hamilton County Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	9,350,000		12,272,426
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2051	1,625,000		1,717,587
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000		1,725,763
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2051	1,000,000		1,172,280
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2041	500,000		593,659
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000		2,269,185
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000		3,417,796
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper Project)	4.25	1/15/2038	2,500,000	[a]	2,822,263
Ohio Turnpike & Infrastructure Commission, Revenue Bonds	5.70	2/15/2034	3,000,000	[g]	3,751,298
Southern Ohio Port Authority, Revenue Bonds (PureCycle Project) Ser. A	7.00	12/1/2042	4,000,000	[a]	4,531,011
				62,733,153
Oregon - 1.0%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2027	1,275,000		1,604,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Oregon - 1.0% (continued)
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2022	1,745,000		1,833,796
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2021	1,800,000		1,803,196
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248A	6.50	4/1/2031	2,000,000	[a,f]	430,000
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248D	6.50	4/1/2031	2,000,000	[a,f]	430,000
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248F	11.50	4/1/2031	1,000,000	[f]	215,000
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2035	2,425,000	[g]	3,188,787
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2032	2,700,000	[g]	3,589,848
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2031	2,500,000	[g]	3,333,751
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2034	3,000,000	[g]	3,951,774
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2033	2,200,000	[g]	2,915,476
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2039	700,000	[a]	830,591
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2036	700,000	[a]	836,063
				24,962,295
Pennsylvania - 1.2%
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (United States Steel Corp.)	4.88	11/1/2024	2,000,000		2,185,339

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Pennsylvania - 1.2% (continued)
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (United States Steel Corp.)	5.13	5/1/2030	1,750,000	2,113,438
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2035	3,500,000	4,291,128
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	4,000,000	4,910,790
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2050	4,070,000	4,743,159
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000	1,782,785
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2050	3,000,000	3,780,030
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000	762,274
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000	749,066
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000	2,015,301
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)	6.50	12/1/2038	3,000,000	[a] 1,770,000
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	3.00	12/1/2042	2,000,000	2,147,917
				31,251,227
Rhode Island - .4%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000	1,239,280
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000	8,118,263
				9,357,543
South Carolina - .1%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000	2,388,722

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Tennessee - .6%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	11/1/2035	8,025,000	[e]	8,025,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	2/1/2038	225,000	[e]	225,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	1/1/2033	700,000	[e]	700,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	7/1/2034	700,000	[e]	700,000
Memphis-Shelby County Industrial Development Board, Tax Allocation Bonds, Refunding (Senior Tax Increment-Graceland Project) Ser. A	4.75	7/1/2027	740,000		742,217
Memphis-Shelby County Industrial Development Board, Tax Allocation Bonds, Refunding (Senior Tax Increment-Graceland Project) Ser. A	5.50	7/1/2037	1,100,000		1,110,656
Memphis-Shelby County Industrial Development Board, Tax Allocation Bonds, Refunding (Senior Tax Increment-Graceland Project) Ser. A	5.63	1/1/2046	750,000		758,281
Montgomery County, Revenue Bonds (LOC; Bank of America NA)	0.04	4/1/2032	400,000	[e]	400,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	2/1/2036	1,500,000	[e]	1,500,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	7/1/2034	700,000	[e]	700,000
				14,861,154
Texas - 9.6%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,248,779
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000		1,512,557
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000		911,850
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000		650,441

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Texas - 9.6% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000		355,585
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000		1,011,966
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000		2,084,216
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000		1,114,184
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000		15,881,603
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation Project)	5.00	7/15/2041	1,750,000		1,914,898
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2046	1,500,000		1,744,611
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2040	7,300,000		8,382,064
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. B	4.00	1/1/2051	4,255,000		4,993,111
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000		1,565,839
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	6,000,000	[c]	6,354,059
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2037	16,235,000		18,212,019
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2032	2,745,000		2,852,699
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2043	2,770,000		3,019,736
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2033	1,500,000		1,646,316
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.50	8/15/2021	1,250,000	[c]	1,263,524
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.75	8/15/2021	1,000,000	[c]	1,011,326
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	5.00	12/1/2045	3,855,000		4,242,885
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	18,000,000		20,914,934

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Texas - 9.6% (continued)
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	4.00	11/1/2034	6,500,000		7,971,190
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	4.00	11/1/2045	2,000,000		2,370,515
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	4.00	11/1/2035	5,000,000		6,117,637
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	3,000,000		2,959,535
Dallas Fort Worth International Airport, Revenue Bonds, Ser. H	5.00	11/1/2021	7,500,000	[c]	7,650,121
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	5,000,000		5,073,770
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.13	8/15/2049	2,240,000		2,309,380
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000		5,856,973
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000		6,227,913
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.50	10/1/2023	4,500,000	[c]	5,062,135
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.20	10/1/2031	2,000,000	[g]	2,317,651
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.40	10/1/2033	2,500,000	[g]	2,904,259
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.45	10/1/2034	2,235,000	[g]	2,595,634
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000		1,188,845
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	5.00	7/1/2027	1,000,000		1,188,037
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000		1,188,845
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,250,000	[a]	3,445,778
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.50	8/15/2035	750,000	[a]	856,807
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.75	8/15/2045	1,000,000	[a]	1,138,542

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Texas - 9.6% (continued)
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2036	2,800,000		3,447,937
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/2/2038	5,000,000		5,895,933
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	3.00	1/1/2046	5,000,000		5,348,586
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	3.00	1/1/2051	4,000,000		4,253,271
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2041	2,000,000		2,416,594
Port Beaumont Navigation District, Revenue Bonds, Refunding, Ser. A	3.63	1/1/2035	1,500,000	[a]	1,553,999
Port Beaumont Navigation District, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2050	1,500,000	[a]	1,554,368
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000		1,090,601
San Antonio Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	5.00	8/1/2044	7,140,000		8,258,374
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group) (LOC; TD Bank NA) Ser. B	0.02	10/1/2041	500,000	[e]	500,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2030	2,000,000		2,623,258
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2031	1,700,000		2,254,071
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2032	1,500,000		2,021,518
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2045	1,000,000		1,131,174
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Segments 3)	6.75	6/30/2043	5,000,000		5,676,843
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Segments 3)	7.00	12/31/2038	10,000,000		11,416,616

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Texas - 9.6% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,776,177
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000	1,892,797
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,500,000	1,771,232
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2037	1,250,000	1,490,356
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2036	3,100,000	3,707,924
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2037	1,250,000	1,488,426
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2038	2,000,000	2,373,207
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2038	2,000,000	2,376,436
Texas Transportation Commission, Revenue Bonds	5.00	8/1/2057	2,000,000	2,341,228
				249,973,695
U.S. Related - 4.3%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.00	10/1/2034	2,000,000	2,186,939
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.13	10/1/2043	2,000,000	2,192,692
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.25	10/1/2034	1,000,000	1,085,040

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
U.S. Related - 4.3% (continued)
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.38	10/1/2043	1,000,000		1,081,503
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000		1,717,861
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2036	1,750,000		2,034,547
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2042	2,250,000		2,565,115
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000		2,442,474
Puerto Rico, GO, Refunding, Ser. A	5.00	7/1/2041	2,500,000	[f]	2,012,500
Puerto Rico, GO, Refunding, Ser. A	8.00	7/1/2035	10,000,000	[f]	8,075,000
Puerto Rico, GO, Ser. A	5.00	7/1/2027	2,555,000	[f]	2,293,113
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	7,500,000	[a]	8,802,769
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	15,000,000	[a]	18,211,650
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	5,000,000	[a]	5,957,494
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	5.25	7/1/2042	2,000,000		2,116,720
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	5.75	7/1/2037	2,500,000		2,660,758
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. SS	5.00	7/1/2021	500,000		503,580
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD	5.00	7/1/2022	2,000,000	[f]	1,832,500
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A	6.75	7/1/2036	10,000,000	[f]	9,425,000
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	5,200,940		4,589,830
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. M	5.00	7/1/2032	220,000	[f]	112,475
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. M	5.00	7/1/2025	110,000	[f]	56,238

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
U.S. Related - 4.3% (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. G	5.00	7/1/2042	120,000	[f]	61,350
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. K	5.00	7/1/2030	120,000	[f]	61,350
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2021	500,000	[f]	130,000
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2031	498,000	[b]	392,594
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2029	387,000	[b]	329,770
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	561,000	[b]	409,737
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2051	4,348,000	[b]	1,028,229
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2046	5,338,000	[b]	1,737,893
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2027	397,000	[b]	356,816
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2024	207,000	[b]	197,191
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000		4,745,493
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000		233,731
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000		1,715,474
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000		10,019,694
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000		2,343,321
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000		69,877
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000		951,690
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	2,250,000		2,161,086
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	1,500,000		1,408,254
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	6.75	10/1/2037	1,250,000		1,259,805
				111,569,153
Utah - .5%
Mida Mountain Village Public Infrastructure District, Special Assesment Bonds (Mountain Village Assignment Area #2)	4.00	8/1/2050	2,000,000	[a]	2,089,295

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Utah - .5% (continued)
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000		747,063
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000		1,366,271
Utah County, Revenue Bonds (IHC Health Services Inc Obligated Group) Ser. A	4.00	5/15/2043	2,750,000		3,276,237
Utah County, Revenue Bonds (IHC Health Services Inc Obligated Group) Ser. A	5.00	5/15/2043	2,000,000		2,577,036
Utah County, Revenue Bonds (IHC Health Services Inc Obligated Group) Ser. A	5.00	5/15/2050	3,000,000		3,815,064
				13,870,966
Virginia - 2.8%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000		5,898,333
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000	[g]	2,183,406
Richmond Public Utility, Revenue Bonds, Ser. A	4.00	1/15/2050	3,000,000		3,556,726
Roanoke County Economic Development Authority, Revenue Bonds, Refunding (Richfield Living Obligated Group) Ser. A	5.25	9/1/2049	10,000,000		10,065,676
University of Virginia, Revenue Bonds, Refunding, Ser. A1	4.00	4/1/2045	3,950,000		4,371,311
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes Project)	5.00	1/1/2040	7,510,000		7,707,869
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes Project)	5.00	1/1/2040	12,395,000		12,721,576
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco Project)	5.25	1/1/2032	4,000,000		4,198,674
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco Project)	6.00	1/1/2037	1,665,000		1,762,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Virginia - 2.8% (continued)
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000		5,423,204
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	4,000,000		4,800,014
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Inc Obligated Group) Ser. A	4.00	1/1/2045	3,000,000		3,333,773
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Inc Obligated Group) Ser. A	4.00	1/1/2040	3,000,000		3,369,531
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Inc Obligated Group) Ser. A	4.00	1/1/2051	2,750,000		3,037,175
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Virginia State University Real Estate Foundation) (LOC; Bank of America NA)	0.03	7/1/2030	100,000	[e]	100,000
				72,529,326
Washington - .7%
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2035	1,250,000		1,652,012
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2034	1,250,000		1,654,805
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Research Center) Ser. C, 1 Month MUNIPSA +1.05%	1.10	7/3/2023	7,965,000	[d]	8,026,260
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	12/1/2040	1,000,000	[a]	1,192,372
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	12/1/2045	1,200,000	[a]	1,406,878
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	12/1/2048	1,000,000	[a]	1,163,794

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Washington - .7% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	9/1/2050	1,000,000		1,157,349
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	9/1/2050	1,500,000		1,897,367
				18,150,837
West Virginia - .7%
West Virginia, GO, Ser. B	5.00	6/1/2041	10,000,000		12,553,908
West Virginia Economic Development Authority, Revenue Bonds (Arch Resources)	5.00	7/1/2025	1,000,000		1,058,329
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center Obligated Group)	5.00	9/1/2039	1,450,000		1,771,318
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center Obligated Group)	5.00	9/1/2038	1,500,000		1,836,327
				17,219,882
Wisconsin - 1.3%
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1	6.38	1/1/2048	2,500,000	[a]	2,099,272
Public Finance Authority, Revenue Bonds (Nevada State College)	5.00	5/1/2055	5,000,000	[a]	4,477,001
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000		4,002,911
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000		1,156,824
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)	5.00	9/1/2039	2,230,000	[a]	2,551,649
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000		7,611,719
Wisconsin, GO, Refunding, Ser. 2021-2	5.00	5/1/2031	1,500,000		2,000,442
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2046	3,990,000	[b]	1,646,742
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2044	8,735,000	[b]	3,912,067

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.4% (continued)
Wisconsin - 1.3% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000	5,207,022
				34,665,649
Total Long-Term Municipal Investments (cost $2,470,670,694)			2,674,355,052
Total Investments (cost $2,500,670,694)			103.6%	2,704,162,979
Liabilities, Less Cash and Receivables			(3.6%)	(92,967,773)
Net Assets			100.0%	2,611,195,206

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $254,907,921 or 9.76% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Non-income producing—security in default.

g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund

May 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury 10 Year Notes	50	9/21/2021	6,599,741	6,596,875	2,866
U.S. Treasury Long Bond	100	9/21/2021	15,692,778	15,653,125	39,653
U.S. Treasury Ultra Long Bond	950	9/21/2021	176,345,004	175,987,500	357,504
Ultra 10 Year U.S. Treasury Notes	300	9/21/2021	43,508,802	43,485,939	22,863
Gross Unrealized Appreciation				422,886

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	29,807,927	-	29,807,927
Municipal Securities	-	2,674,355,052	-	2,674,355,052
Other Financial Instruments:
Futures††	422,886	-	-	422,886

† See Statement of Investments for additional detailed categorizations, if any

†† Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At May 31, 2021, accumulated net unrealized appreciation on investments was $203,492,285, consisting of $215,683,734 gross unrealized appreciation and $12,191,449 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.